UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index
              Funds, Inc.
              Master Aggregate Bond Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Aggregate Bond Index Fund

                                        Of Merrill Lynch Index Funds, Inc.

Semi-Annual Report
June 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Jeffrey B. Hewson, Vice President
Frank Viola, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor -- MSC 0303
Pennington, NJ 08534

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2        MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

A Letter From the President

Dear Shareholder

As we ended the current period, all eyes were on the Federal Reserve Board (the
Fed). In a much-anticipated move, the Fed raised the Federal Funds rate on June 30 for the first time in four years, bringing the target rate to 1.25%, up from a 45-year low of 1%. The 25 basis point (.25%) increase was the first, but is not expected to be the last, this year as the Fed moves to "normalize" interest rates in the face of increasing inflation. The Fed has reiterated its intention to take a "measured" approach to interest rate increases in an effort to avoid upsetting the economy or the financial markets. Still, in its very deliberate wording, the Fed has stated that it may move more aggressively if inflation and economic growth indicate the need.

In any case, interest rates are likely to remain low by historical standards for some time, particularly if the Fed does maintain its commitment to a gradual tightening. To provide some perspective, the Federal Funds rate was at 6.5% before the current easing cycle began in 2001 and had reached double-digits in the late 1970s and early 1980s.

The transition to higher interest rates can cause concern among equity and fixed income investors alike. As interest rates rise, fixed income securities may become a more attractive investment option and thereby pressure equity prices. Higher interest rates also translate into increases in business costs, potentially cutting into corporate profits. For bond investors, rising interest rates means the value of older bonds declines because they carry the former lower interest rates.

June month-end also brought the transfer of power in Iraq. Like the Fed tightening, this was a pivotal event. However, the outcome and the market repercussions are less easy to predict. We do know that markets will always fluctuate and that there are many uncertainties -- including the possibility of geopolitical events -- that can translate into negative market movements. Still, many of the world's economies are much stronger today than they were just one year ago. With this in mind, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, you should consult with your financial advisor, who can help you assess the market and economic environment and then develop a strategy most suitable for your circumstances and financial goals.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director/Trustee


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004         3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Managers

      We continued to invest in a statistically selected sample of bonds correlated to the Lehman Brothers Aggregate Bond Index in an effort to offer investors returns consistent with the broader investment-grade bond market.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2004, Merrill Lynch Aggregate Bond Index Fund's Class A and Class I Shares had total returns of -.04% and +.09%, respectively. This compared to a return of +.15% for the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, for the same period. (Complete performance information can be found on page 6 of this report to shareholders.) Although the Fund uses a stratified sampling approach to mimic the composition and performance of the Index, minimal total return tracking error is expected in seeking to match the return of the benchmark. This often will account for the variance in returns versus the Index.

The Lehman Brothers Aggregate Bond Index is comprised of three major investment sectors: government and agency issues, agency-guaranteed mortgage-backed securities (MBS) and investment-grade corporate bonds. Sector weighting and security selection in the Index are determined by the market representation that each sector has in the overall market. For the six-month period ended June 30, 2004, the MBS sector of the Index was the best performer, with a return of +.77%. As interest rates began to rise, mortgage refinancings declined, and this lent support to the MBS sector. For the same period, the government and agency sector returned -.13% and the corporate sector returned -.27%.

These returns were realized in a relatively volatile fixed income investment environment, as economists and investors monitored the economic data and Federal Reserve Board (the Fed) language for signs of interest rate direction. Early in the period, the Fed appeared poised to keep interest rates at historic lows, pledging patience in its approach to interest rate increases in order to ensure the economy's strength. The tenor changed somewhat as inflation seemed imminent and the U.S. Department of Labor released much-improved employment data for the months of March, April and May. On June 30, the Fed made its first move away from its accommodative policy stance, raising the target Federal Funds rate from 1% to 1.25%. The Federal Funds futures curve suggests additional interest rate increases later this year. Over the past six months, yields on ten-year Treasury bonds ranged from a low of 3.70% on March 16 to a high of 4.89% on June 14.

How was the portfolio managed during the period?

The Fund seeks to replicate the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of dollar-denominated investment-grade bonds of different types. Because it is not practical or logistically possible to create a portfolio with all of the Index positions, we construct a proxy portfolio (Master Aggregate Bond Index Series) of far fewer securities that seeks to duplicate the return of the benchmark.

The investments in the Series are determined by implementing stratified sampling techniques. Through this approach, we select securities that collectively mimic the investment characteristics of the Index at the sector and subsector levels. At June 30, 2004, the Lehman Brothers Aggregate Bond Index was comprised of 5,700 securities. The Series was comprised of 487 individual investments designed to match the market exposure and investment characteristics of the Index.

What changes occurred in the Index, and the portfolio, during the period?

In seeking to provide returns that are representative of the bond market as a whole, we track the sector and subsector weightings of our benchmark index rather than maintaining a bias to any specific area of the market.

At June 30, 2004, the government and agency sector of the Lehman Brothers Aggregate Bond Index was comprised of 681 securities, accounting for 35.19% of the Index. This compared to 802 issues representing 33.73% of the benchmark at December 31, 2003. The portfolio's position in this sector is designed to match the duration, yield and convexity of its Index counterpart. As such, any change in interest rates or the shape of the yield curve will have an identical effect on the return of this sector.


4        MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

The MBS sector included 2,203 securities and accounted for 40.23% of the Index at June 30, 2004 compared to 2,482 securities representing 39.91% of the Index at December 31, 2003. The MBS sector of the portfolio has the same exposure to 30-year, 15-year and balloon MBS as the Index. Within these subsectors, exposure to coupon and issuer also are matched to that of the Index in an effort to duplicate the return of the Index's MBS sector with minimal deviation.

In the corporate sector, there were 2,816 securities representing 24.58% of the Index at June 30, 2004, compared to 3,482 securities representing 26.36% of the Index as of December 31, 2003. As with the government sector, we seek to match investment characteristics in the portfolio's corporate sector with those of the Index. However, in the corporate sector, we also seek to mirror the credit rating and industry exposure of the benchmark.

How was the portfolio positioned at the close of the period?

We continued to use our stratified sampling techniques to create a proxy portfolio of our benchmark and offer comparable returns. With that in mind, we expect the portfolio to continue to meet its objective of providing fixed income returns consistent with the broader market.

Jeffrey B. Hewson
Vice President and Co-Portfolio Manager

Frank Viola
Vice President and Co-Portfolio Manager

July 8, 2004


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004         5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through two pricing alternatives:

o Class A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                  6-Month        12-Month     Since Inception   Standardized
As of June 30, 2004                            Total Return    Total Return     Total Return    30-Day Yield
============================================================================================================
ML Aggregate Bond Index Fund Class A Shares*       -0.04%         -0.21%          +57.92%           3.21%
------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class I Shares*       +0.09          +0.04           +60.79            3.46
------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**             +0.15          +0.32           +64.82              --
------------------------------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. Since inception total return is from 4/03/97.

Average Annual Total Return

Class A Shares                                                            Return
================================================================================
One Year Ended 6/30/04                                                    -0.21%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                  +6.33
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/04                                       +6.51
--------------------------------------------------------------------------------

Class I Shares                                                            Return
================================================================================
One Year Ended 6/30/04                                                    +0.04%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                  +6.62
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/04                                       +6.78
--------------------------------------------------------------------------------


6        MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Statement of Assets and Liabilities      Merrill Lynch Aggregate Bond Index Fund

As of June 30, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Aggregate Bond Index Series, at value
                        (identified cost--$400,397,832) .................................                      $ 408,606,558
                       Prepaid expenses .................................................                             12,376
                                                                                                               -------------
                       Total assets .....................................................                        408,618,934
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Dividends to shareholders .....................................    $     342,090
                          Distributor ...................................................           12,021
                          Administrator .................................................            5,884           359,995
                                                                                             -------------
                       Accrued expenses and other liabilities ...........................                             47,010
                                                                                                               -------------
                       Total liabilities ................................................                            407,005
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                      $ 408,211,929
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value,
                        125,000,000 shares authorized ...................................                      $         551
                       Class I Shares of Common Stock, $.0001 par value,
                        125,000,000 shares authorized ...................................                              3,261
                       Paid-in capital in excess of par .................................                        401,064,498
                       Accumulated distributions in excess of investment income--net ....    $    (108,638)
                       Accumulated realized capital losses on investments allocated
                        from the Series--net ............................................         (956,469)
                       Unrealized appreciation on investments allocated from the
                        Series--net .....................................................        8,208,726
                                                                                             -------------
                       Total accumulated earnings--net ..................................                          7,143,619
                                                                                                               -------------
                       Net Assets .......................................................                      $ 408,211,929
                                                                                                               =============
============================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $58,989,473 and 5,508,538
                        shares outstanding ..............................................                      $       10.71
                                                                                                               =============
                       Class I--Based on net assets of $349,222,456 and 32,614,819
                        shares outstanding ..............................................                      $       10.71
                                                                                                               =============

      See Notes to Financial Statements.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004         7

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                  Merrill Lynch Aggregate Bond Index Fund

For the Six Months Ended June 30, 2004
============================================================================================================================
Investment Income Allocated from the Series--Net
----------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Interest ......................................................                      $   8,610,752
                          Securities lending--net .......................................                             46,236
                          Expenses ......................................................                           (117,066)
                                                                                                               -------------
                       Net investment income allocated from the Series ..................                          8,539,922
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Administration fees ..............................................    $     384,638
                       Transfer agent fees ..............................................          126,926
                       Account maintenance fees--Class A ................................           76,325
                       Printing and shareholder reports .................................           68,472
                       Registration fees ................................................           21,856
                       Professional fees ................................................            4,682
                       Directors' fees and expenses .....................................            2,700
                       Other ............................................................            5,625
                                                                                             -------------
                       Total expenses before waiver .....................................          691,224
                       Waiver of expenses ...............................................          (23,423)
                                                                                             -------------
                       Total expenses after waiver ......................................                            667,801
                                                                                                               -------------
                       Investment income--net ...........................................                          7,872,121
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Loss on Investments Allocated from the Series--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments allocated from the Series--net ......                            (78,178)
                       Change in unrealized appreciation on investments allocated
                        from the Series--net ............................................                         (7,038,940)
                                                                                                               -------------
                       Total realized and unrealized loss on investments allocated
                        from the Series--net ............................................                         (7,117,118)
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $     755,003
                                                                                                               =============

      See Notes to Financial Statements.


8        MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Statements of Changes in Net Assets      Merrill Lynch Aggregate Bond Index Fund

                                                                                               For the Six        For the
                                                                                              Months Ended       Year Ended
                                                                                                June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                2004              2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...........................................    $   7,872,121     $  17,317,576
                       Realized gain (loss) on investments allocated from the
                        Series--net .....................................................          (78,178)        3,656,667
                       Change in unrealized appreciation on investments allocated
                        from the Series--net ............................................       (7,038,940)       (5,518,907)
                                                                                             -------------------------------
                       Net increase in net assets resulting from operations .............          755,003        15,455,336
                                                                                             -------------------------------
============================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A .......................................................       (1,123,435)       (2,458,643)
                          Class I .......................................................       (6,751,174)      (15,084,612)
                                                                                             -------------------------------
                       Net decrease in net assets resulting from dividends to
                        shareholders ....................................................       (7,874,609)      (17,543,255)
                                                                                             -------------------------------
============================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from capital
                        share transactions ..............................................      (14,437,903)        9,837,669
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ..........................      (21,557,509)        7,749,750
                       Beginning of period ..............................................      429,769,438       422,019,688
                                                                                             -------------------------------
                       End of period* ...................................................    $ 408,211,929     $ 429,769,438
                                                                                             ===============================
                          * Accumulated distributions in excess of investment income--net    $    (108,638)    $    (106,150)
                                                                                             ===============================

      See Notes to Financial Statements.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004         9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                     Merrill Lynch Aggregate Bond Index Fund

                                                                                                 Class A
                                                                      -------------------------------------------------------------
The following per share data and ratios have been derived              For the Six                For the Year Ended
from information provided in the financial statements.                Months Ended                   December 31,+
                                                                        June 30,    -----------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2004        2003         2002         2001         2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ......    $  10.91      $  10.96     $  10.50     $  10.31     $   9.86
                                                                      -------------------------------------------------------------
                       Investment income--net ....................         .20@@         .41@@        .52@@        .58          .61
                       Realized and unrealized gain (loss) on
                        investments allocated from the Series--net        (.21)         (.05)         .46          .19          .45
                                                                      -------------------------------------------------------------
                       Total from investment operations ..........        (.01)          .36          .98          .77         1.06
                                                                      -------------------------------------------------------------
                       Less dividends from investment income--net         (.19)         (.41)        (.52)        (.58)        (.61)
                                                                      -------------------------------------------------------------
                       Net asset value, end of period ............    $  10.71      $  10.91     $  10.96     $  10.50     $  10.31
                                                                      =============================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ........        (.04%)@       3.35%        9.61%        7.60%       11.18%
                                                                      =============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ .................         .60%*         .60%         .59%         .60%         .63%
                                                                      =============================================================
                       Expenses++ ................................         .61%*         .62%         .61%         .71%         .70%
                                                                      =============================================================
                       Investment income--net ....................        3.67%*        3.70%        4.91%        5.50%        6.17%
                                                                      =============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..    $ 58,989      $ 63,872     $ 61,029     $ 60,438     $ 65,339
                                                                      =============================================================
                       Portfolio turnover of Master Aggregate Bond
                        Index Series .............................       67.04%       136.76%      112.18%      144.23%       43.24%
                                                                      =============================================================

*     Annualized.
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
++    Includes the Fund's share of the Series' allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


10       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Financial Highlights (concluded)         Merrill Lynch Aggregate Bond Index Fund

                                                                                                 Class I
                                                                      -------------------------------------------------------------
The following per share data and ratios have been derived              For the Six                For the Year Ended
from information provided in the financial statements.                Months Ended                   December 31,+
                                                                        June 30,    -----------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2004        2003         2002         2001         2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ......    $  10.91      $  10.95     $  10.50     $  10.31     $   9.85
                                                                      -------------------------------------------------------------
                       Investment income--net ....................         .21@@         .43@@        .55@@        .61          .64
                       Realized and unrealized gain (loss) on
                        investments allocated from the Series--net        (.21)         (.03)         .45          .19          .46
                                                                      -------------------------------------------------------------
                       Total from investment operations ..........         .00**         .40         1.00          .80         1.10
                                                                      -------------------------------------------------------------
                       Less dividends from investment income--net         (.20)         (.44)        (.55)        (.61)        (.64)
                                                                      -------------------------------------------------------------
                       Net asset value, end of period ............    $  10.71      $  10.91     $  10.95     $  10.50     $  10.31
                                                                      =============================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ........         .09%@        3.70%        9.78%        7.87%       11.57%
                                                                      =============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ .................         .35%*         .35%         .34%         .35%         .38%
                                                                      =============================================================
                       Expenses++ ................................         .36%*         .37%         .36%         .46%         .45%
                                                                      =============================================================
                       Investment income--net ....................        3.92%*        3.95%        5.16%        5.72%        6.41%
                                                                      =============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..    $349,222      $365,898     $360,991     $324,390     $214,056
                                                                      =============================================================
                       Portfolio turnover of Master Aggregate Bond
                        Index Series .............................       67.04%       136.76%      112.18%      144.23%       43.24%
                                                                      =============================================================

*     Annualized.
**    Amount is less than $.01 per share.
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
++    Includes the Fund's share of the Series' allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        11

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements            Merrill Lynch Aggregate Bond Index Fund

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2004 was 46.1%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2004, FAM earned fees of $384,638, of which $23,423 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class A Shares.


12       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Notes to Financial Statements (concluded)
                                         Merrill Lynch Aggregate Bond Index Fund

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(14,437,903) and $9,837,669 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2004                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,041,846       $  11,401,974
Shares issued to shareholders
   in reinvestment of dividends ........             83,028             904,141
                                                -------------------------------
Total issued ...........................          1,124,874          12,306,115
Shares redeemed ........................         (1,469,508)        (16,113,624)
                                                -------------------------------
Net decrease ...........................           (344,634)      $  (3,807,509)
                                                ===============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2003                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,487,650       $  27,213,151
Shares issued to shareholders
   in reinvestment of dividends ........            184,332           2,017,562
                                                -------------------------------
Total issued ...........................          2,671,982          29,230,713
Shares redeemed ........................         (2,389,100)        (26,075,348)
                                                -------------------------------
Net increase ...........................            282,882       $   3,155,365
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended June 30, 2004                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          9,062,322       $  98,822,265
Shares issued to shareholders
   in reinvestment of dividends ........            418,713           4,559,983
                                                -------------------------------
Total issued ...........................          9,481,035         103,382,248
Shares redeemed ........................        (10,402,077)       (114,012,642)
                                                -------------------------------
Net decrease ...........................           (921,042)      $ (10,630,394)
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended December 31, 2003                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         10,665,367       $ 116,847,001
Shares issued to shareholders
   in reinvestment of dividends ........          1,030,875          11,278,131
                                                -------------------------------
Total issued ...........................         11,696,242         128,125,132
Shares redeemed ........................        (11,115,541)       (121,442,828)
                                                -------------------------------
Net increase ...........................            580,701       $   6,682,304
                                                ===============================

4. Capital Loss Carryforward:

On December 31, 2003, the Fund had a net capital loss carryforward of $559,843, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments    Master Aggregate Bond Index Series  (in U.S. dollars)

                                                                                  Interest           Maturity
                          Issue                                      Face Amount    Rate               Date                Value
====================================================================================================================================
Government &              Federal Home Loan Bank System              $   200,000    4.625%           8/15/2012          $    195,978
Agency Obligations--      ----------------------------------------------------------------------------------------------------------
34.5%                     Federal Home Loan Mortgage Corporation       1,245,000    7.18             6/27/2006             1,345,936
                                                                       5,220,000    4.875            3/15/2007             5,417,942
                                                                       2,000,000    5.75             4/15/2008             2,134,340
                                                                       1,500,000    6.625            9/15/2009             1,657,553
                                                                       8,750,000    4.875           11/15/2013             8,575,385
                                                                       8,655,000    6.75             9/15/2029             9,649,641
                                                                       2,345,000    6.25             7/15/2032             2,470,089
                          ----------------------------------------------------------------------------------------------------------
                          Federal National Mortgage Association       29,225,000    3.50             9/15/2004            29,348,096
                                                                       8,625,000    3.875            3/15/2005             8,747,121
                                                                      15,155,000    5.25             6/15/2006            15,795,708
                                                                      29,355,000    5.75             2/15/2008            31,280,394
                                                                         215,000    2.875            5/19/2008               206,980
                                                                      10,260,000    2.50             6/15/2008             9,746,744
                                                                      13,530,000    6.625            9/15/2009            14,967,184
                                                                      24,910,000    6.625           11/15/2010            27,657,523
                                                                       3,970,000    4.376            3/15/2013             3,786,947
                                                                       1,340,000    7.25             5/15/2030             1,584,378
                          ----------------------------------------------------------------------------------------------------------
                          Financing Corporation                          670,000    9.80            11/30/2017               946,797
                          ----------------------------------------------------------------------------------------------------------
                          Tennessee Valley Authority                   1,915,000    6.25            12/15/2017             2,054,462
                          ----------------------------------------------------------------------------------------------------------
                          U.S. Treasury Bonds                          1,610,000    5.50             5/15/2009             1,733,769
                                                                       2,050,000    5.75             8/15/2010             2,235,140
                                                                         250,000    5.00             8/15/2011               260,986
                                                                       6,690,000    4.00            11/15/2012             6,477,017
                                                                      15,820,000    8.75             5/15/2017            21,443,520
                                                                       8,370,000    8.50             2/15/2020            11,325,656
                                                                       6,080,000    8.125            8/15/2021             8,045,311
                                                                       8,095,000    6.25             8/15/2023             8,963,950
                                                                       3,245,000    6.375            8/15/2027             3,662,667
                                                                         400,000    5.25             2/15/2029               392,188
                                                                       1,035,000    5.375            2/15/2031             1,043,854
                          ----------------------------------------------------------------------------------------------------------
                          U.S. Treasury Notes                          3,320,000    5.875           11/15/2004             3,372,393
                                                                       2,735,000    6.75             5/15/2005             2,845,789
                                                                      27,135,000    5.75            11/15/2005            28,371,976
                                                                       9,175,000    5.875           11/15/2005             9,609,023
                                                                       1,070,000    4.375            5/15/2007             1,105,946
                                                                         595,000    3.25             8/15/2007               595,534
                                                                       9,970,000    3.00            11/15/2007             9,875,754
                                                                       2,000,000    3.00             2/15/2008             1,972,422
                                                                       2,225,000    2.625            5/15/2008             2,155,208
                                                                       2,865,000    3.625            5/15/2013             2,682,133
                          ----------------------------------------------------------------------------------------------------------
                          Total Government & Agency Obligations (Cost--$305,126,130)--34.5%                              305,739,434
                          ==========================================================================================================


14       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                                                                                  Interest           Maturity
                          Issue                                      Face Amount    Rate              Date(s)               Value
====================================================================================================================================
Government Agency         Federal Home Loan Mortgage Corporation     $ 7,869,197    4.00 %           5/01/2019          $  7,505,395
Mortgage-Backed                                                       35,399,583    4.50       2/01/2011 - 9/15/2019      34,677,649
Obligations**--37.6%                                                   2,220,000    4.50       4/01/2034 - 6/01/2034       2,076,976
                                                                      28,029,690    5.00      11/01/2017 - 8/15/2019      28,111,859
                                                                      50,600,160    5.00       4/01/2034 - 6/01/2034      48,898,017
                                                                       9,996,973    5.50       8/01/2017 - 8/15/2019      10,234,346
                                                                      70,521,000    5.50       7/15/2034 - 8/15/2034      70,184,555
                                                                       6,796,424    6.00      4/01/2016 - 10/01/2017       7,093,743
                                                                      37,970,000    6.00       7/15/2034 - 8/15/2034      38,737,794
                                                                       1,542,880    6.50       4/01/2015 - 5/01/2017       1,630,172
                                                                      21,033,840    6.50       1/01/2026 - 8/15/2034      21,941,411
                                                                       1,119,292    7.00       1/01/2011 - 7/01/2017       1,187,713
                                                                       8,575,407    7.00       1/01/2020 - 6/01/2033       9,069,045
                                                                         254,511    7.50       5/01/2007 - 4/01/2016         270,581
                                                                       1,827,968    7.50       1/01/2023 - 9/01/2032       1,970,377
                                                                         648,878    8.00       6/01/2024 - 3/01/2032         706,964
                                                                          88,151    8.50       5/01/2028 - 8/01/2030          96,430
                                                                          18,115    9.00             9/01/2014                19,913
                                                                         225,777    9.50             2/01/2019               253,212
                                                                          84,353   10.00       3/01/2010 - 9/01/2017          92,156
                                                                          60,828   10.50             4/01/2016                66,797
                                                                          23,350   11.00       9/01/2016 - 3/01/2018          25,974
                                                                           7,501   11.50             8/01/2015                 8,371
                                                                          31,757   12.50             2/01/2014                36,152
                          ----------------------------------------------------------------------------------------------------------
                          Federal National Mortgage Association        2,684,864    5.00           3/25/2018 (d)           2,674,418
                                                                         344,392    5.50       6/01/2011 - 2/01/2014         354,569
                                                                       1,167,775    6.00       2/01/2013 - 6/01/2015       1,220,126
                                                                         824,746    6.50       1/01/2013 - 5/01/2016         872,867
                                                                       1,727,896    6.50      12/01/2025 - 1/01/2030       1,804,060
                                                                         669,178    7.00       4/01/2027 - 3/01/2031         709,041
                                                                         673,688    7.50      10/01/2027 - 5/01/2032         722,555
                                                                          19,131    8.00             9/01/2015                20,441
                                                                       1,011,454    8.00      11/01/2029 - 9/01/2031       1,099,766
                                                                          41,816    8.50       5/01/2030 - 1/01/2031          45,406
                                                                          97,692    9.50             7/01/2017               110,320
                                                                          42,620   10.00      10/01/2018 - 5/01/2022          47,480
                                                                          19,911   10.50            12/01/2016                22,008
                          ----------------------------------------------------------------------------------------------------------
                          Government National Mortgage Association     4,292,464    4.50            10/15/2033             4,039,496
                                                                       6,700,000    5.00             9/15/2034             6,442,465
                                                                      12,240,144    5.50      8/15/2033 - 10/15/2033      12,251,950
                                                                       5,914,529    6.00       4/20/2026 - 4/15/2033       6,071,806
                                                                          83,622    6.50       2/15/2014 - 5/15/2014          88,724
                                                                       4,733,357    6.50       4/15/2026 - 5/15/2032       4,953,749
                                                                          53,015    7.00             4/15/2013                56,524
                                                                       2,603,500    7.00      7/15/2027 - 10/15/2031       2,769,375
                                                                       1,503,119    7.50       3/15/2024 - 3/15/2032       1,622,466
                                                                         566,165    8.00      12/15/2022 - 6/15/2031         622,430
                                                                         164,662    8.50      11/15/2017 - 3/15/2031         181,344
                                                                         178,136    9.00      4/15/2018 - 11/15/2024         200,624
                                                                          13,044    9.50             9/15/2021                14,748
                          ----------------------------------------------------------------------------------------------------------
                          Total Government Agency Mortgage-Backed Obligations (Cost--$333,066,766)--37.6%                333,914,360
                          ==========================================================================================================


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        15

[LOGO] Merrill Lynch Investment Managers

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
                       Ratings   Ratings   Amount        Non-Government Agency Mortgage-Backed Securities **             Value
===================================================================================================================================
Commercial Mortgage-   AAA       Aaa       $20,000,000   CSFB Mortgage Securities Corporation, Series 2004-FL1,
Backed Securities--                                      Class A, 1.459% due 5/15/2014 (a)                           $   20,000,000
2.2%                   ------------------------------------------------------------------------------------------------------------
                                                         Total Non-Government Agency Mortgage-Backed Securities
                                                         (Cost--$20,000,000)--2.2%                                       20,000,000
                       ============================================================================================================

Industry+                                                Corporate Bonds
===================================================================================================================================
Banking--2.7%          A-        A2            525,000   BB&T Corporation, 6.50% due 8/01/2011                              570,099
                                                         Bank of America Corporation:
                       A+        Aa2         2,200,000         5.875% due 2/15/2009                                       2,337,922
                       A         Aa3           113,000         6.60% due 5/15/2010                                          122,865
                       A+        Aa2           410,000         4.875% due 9/15/2012                                         399,488
                       A+        Aa2           350,000         4.875% due 1/15/2013                                         340,132
                       A+        Aa3           365,000   The Bank of New York Company, Inc., 5.20% due 7/01/2007            381,074
                                                         Bank One Corporation:
                       A+        Aa3           830,000         6.875% due 8/01/2006                                         887,951
                       A         A1            378,000         8% due 4/29/2027                                             447,946
                       A+        Aa2            90,000   Citicorp, 6.375% due 11/15/2008                                     97,037
                       A-        A3            665,000   Comerica Incorporated, 4.80% due 5/01/2015                         621,699
                       A+        A1            460,000   Deutsche Bank Financial Inc., 7.50% due 4/25/2009                  518,252
                       BB+       Baa3          300,000   FirstBank Puerto Rico, 7.625% due 12/20/2005                       314,245
                                                         FleetBoston Financial Corporation:
                       A+        Aa2           700,000         4.20% due 11/30/2007                                         710,168
                       A+        Aa2           900,000         3.85% due 2/15/2008                                          896,481
                       A+        A1            230,000   Golden West Financial Corporation, 4.75% due 10/01/2012            223,229
                       A         Aa3           765,000   HSBC Holdings PLC, 7.50% due 7/15/2009                             864,024
                                                         MBNA America Bank NA:
                       BBB+      NR*           500,000         6.875% due 7/15/2004 (a)                                     500,599
                       BBB+      Baa1           25,000         7.75% due 9/15/2005                                           26,346
                       BBB+      Baa1          110,000         6.50% due 6/20/2006                                          116,441
                       BBB       Baa2          675,000         7.125% due 11/15/2012                                        744,319
                       A-        A3            500,000   Manufacturers and Traders Trust Company, 3.85%
                                                         due 4/01/2013 (c)                                                  490,443
                       A+        Aa3           395,000   Marshall & Ilsley Bank, 4.125% due 9/04/2007                       402,558
                       A         A2            500,000   Mellon Funding Corporation, 5% due 12/01/2014                      482,510
                       A+        Aa3           295,000   National City Bank of Indiana, 4% due 9/28/2007                    297,577
                       BBB+      A3            900,000   PNC Funding Corporation, 5.25% due 11/15/2015                      867,135
                       BBB+      A3            200,000   Popular North America, Inc., 4.70% due 6/30/2009                   200,175
                       A-        A2            350,000   Regions Financial Corporation, 6.375% due 5/15/2012                374,486
                       BBB-      Baa3          450,000   Sovereign Bank, 5.125% due 3/15/2013                               427,772
                       A+        Aa3           705,000   SunTrust Bank, 5.45% due 12/01/2017                                693,265
                       A-        A3            400,000   Synovus Financial Corp., 4.875% due 2/15/2013                      388,010
                       A+        Aa3           700,000   U.S. Bancorp, 1.691% due 9/16/2005 (c)                             700,844
                       BBB+      A3            400,000   UnionBanCal Corporation, 5.25% due 12/16/2013                      393,851
                       A+        Aa2           525,000   Wachovia Bank, NA, 4.85% due 7/30/2007                             543,102
                                                         Wachovia Corporation:
                       A         Aa3           975,000         7.55% due 8/18/2005                                        1,027,310
                       A         Aa3         1,170,000         4.95% due 11/01/2006                                       1,211,950
                       A-        A1            195,000         5.625% due 12/15/2008                                        203,737
                                                         Washington Mutual Finance Corporation:
                       AA-       Aa1           125,000         7.375% due 9/01/2004                                         126,096
                       AA-       Aa1           760,000         8.25% due 6/15/2005                                          799,195
                       AA-       Aa1           145,000         6.875% due 5/15/2011                                         158,756
                                                         Washington Mutual, Inc.:
                       A-        A3            600,000         7.50% due 8/15/2006                                          650,284
                       BBB+      Baa1           90,000         8.25% due 4/01/2010                                          104,796


16       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount        Corporate Bonds                                                 Value
===================================================================================================================================
Banking                                                  Wells Fargo & Company:
(concluded)            AA-       Aa1       $   600,000         7.25% due 8/24/2005                                   $      630,581
                       AA-       Aa1           400,000         5.125% due 2/15/2007                                         416,844
                       AA-       Aa1           450,000   Wells Fargo Bank, NA, 6.45% due 2/01/2011                          490,633
                       A+        A1            350,000   Westpac Banking Corporation, 4.625% due 6/01/2018                  310,180
                                                                                                                     --------------
                                                                                                                         23,512,407
===================================================================================================================================
Financial Services--   BBB+      A3            330,000   ACE INA Holdings Inc., 8.30% due 8/15/2006                         361,977
3.6%                   A         A3            400,000   AXA Financial, Inc., 7.75% due 8/01/2010                           458,710
                       A+        A1            250,000   The Allstate Corporation, 5.375% due 12/01/2006                    261,116
                       A+        A1            295,000   American Express Company, 6.875% due 11/01/2005                    310,793
                       AAA       Aaa           575,000   American General Corporation, 7.50% due 7/15/2025                  666,572
                       A+        A1            235,000   American General Finance Corporation, 5.875%
                                                         due 7/14/2006                                                      246,750
                       BBB+      Baa1          215,000   AvalonBay Communities, Inc., 6.625% due 9/15/2011                  230,999
                                                         The Bear Stearns Companies Inc.:
                       A         A1            700,000         7.625% due 2/01/2005                                         721,930
                       A         A1            250,000         6.875% due 10/01/2005                                        262,936
                       A         A2            450,000   CIT Group Inc., 6.50% due 2/07/2006                                474,091
                                                         Capital One Bank:
                       BBB-      Baa2          570,000         6.875% due 2/01/2006                                         601,204
                       BBB-      Baa2          600,000         4.875% due 5/15/2008                                         606,452
                                                         CitiFinancial Credit Company:
                       AA-       Aa1           500,000         6.75% due 7/01/2007                                          541,849
                       AA-       Aa1           450,000         10% due 5/15/2009                                            557,915
                                                         Citigroup Inc.:
                       AA-       Aa1         2,850,000         5.75% due 5/10/2006                                        2,985,805
                       A+        Aa2           565,000         7.25% due 10/01/2010                                         636,306
                       AA-       Aa1           125,000         6.50% due 1/18/2011                                          136,401
                       A+        Aa2           740,000         6.625% due 6/15/2032                                         766,421
                       A         A3          2,240,000   Countrywide Home Loans, Inc., 5.625% due 7/15/2009               2,333,773
                                                         Credit Suisse First Boston (USA) Inc.:
                       A+        Aa3         1,000,000         5.875% due 8/01/2006                                       1,051,462
                       A+        Aa3           250,000         4.625% due 1/15/2008                                         254,657
                       A+        Aa3           800,000         6.50% due 1/15/2012                                          859,671
                       BBB       Baa3          530,000   Developers Diversified Realty Corporation, 6.625%
                                                         due 1/15/2008                                                      565,699
                       BBB+      Baa1          750,000   Duke Realty Limited Partnership, 5.25% due 1/15/2010               771,970
                                                         EOP Operating LP:
                       BBB+      Baa2          200,000         6.75% due 2/15/2012                                          214,745
                       BBB+      Baa2          145,000         7.25% due 6/15/2028                                          150,203
                       BBB+      Baa2           25,000         7.50% due 4/19/2029                                           26,611
                                                         The Goldman Sachs Group, Inc.:
                       A+        Aa3           800,000         7.625% due 8/17/2005                                         840,787
                       A+        Aa3           420,000         4.125% due 1/15/2008                                         421,272
                       A+        Aa3         1,310,000         6.875% due 1/15/2011                                       1,438,080
                       A+        Aa3           315,000         6.60% due 1/15/2012                                          338,968
                       A+        Aa3           405,000         6.125% due 2/15/2033                                         382,218
                       A-        A3            450,000   Hartford Life, Inc., 7.375% due 3/01/2031                          515,883
                       BBB       Baa3          200,000   Infinity Property and Casualty Corporation, 5.50%
                                                         due 2/18/2014                                                      192,408
                                                         International Lease Finance Corporation:
                       AA-       A1            650,000         4.375% due 12/15/2005                                        664,873
                       AA-       A1            386,000         5.625% due 6/01/2007                                         405,075
                                                         J.P. Morgan Chase & Co.:
                       A+        Aa3           200,000         5.625% due 8/15/2006                                         209,566
                       A+        Aa3           400,000         3.50% due 3/15/2009                                          384,624
                       A         A1          1,445,000         6.625% due 3/15/2012                                       1,562,489
                       A+        A3            275,000   John Hancock Financial Services, Inc., 5.625%
                                                         due 12/01/2008                                                     289,123


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        17

[LOGO] Merrill Lynch Investment Managers

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount        Corporate Bonds                                                 Value
===================================================================================================================================
Financial Services                                       Lehman Brothers Holdings, Inc.:
(concluded)            A         A1        $ 1,000,000         6.25% due 5/15/2006                                   $    1,055,131
                       A         A1            600,000         7% due 2/01/2008                                             657,529
                       A         A1            245,000         7.875% due 8/15/2010                                         284,603
                       A         A1            725,000         6.625% due 1/18/2012                                         787,234
                       BBB       Baa2          500,000   Liberty Property LP, 7.25% due 3/15/2011                           559,696
                       A+        A2            175,000   Marsh & McLennan Companies, Inc., 6.25% due 3/15/2012              187,725
                       A         A2            150,000   MetLife, Inc., 6.125% due 12/01/2011                               161,027
                       A+        Aa3           845,000   Morgan Stanley, 6.60% due 4/01/2012                                909,697
                       AA-       Aa3           445,000   New York Life Insurance Company, 5.875% due 5/15/2033
                                                         (a)                                                                423,140
                       AA        Aa3           265,000   Principal Life Global Funding I, 6.25% due 2/15/2012
                                                         (a)                                                                283,031
                       A+        A1            425,000   The Progressive Corporation, 6.25% due 12/01/2032                  423,847
                       BBB       NR*           500,000   Simon Property Group, LP, 6.75% due 7/15/2004                      500,604
                       AAA       Aaa           150,000   SunAmerica Inc., 5.60% due 7/31/2097                               133,082
                       BBB+      A3            500,000   Travelers Property Casualty Corp., 6.375% due 3/15/2033            492,498
                       A-        Baa1          750,000   Vectren Utility Holdings, Inc., 5.25% due 8/01/2013                739,255
                                                                                                                     --------------
                                                                                                                         32,300,483
===================================================================================================================================
Financial Services--                                     Household Finance Corporation:
Consumer--0.4%         A         A1          2,015,000         5.875% due 2/01/2009                                       2,127,076
                       A         A1            750,000         7% due 5/15/2012                                             828,476
                       BBB+      Baa3          250,000   NLV Financial Corporation, 7.50% due 8/15/2033 (a)                 252,381
                       AA        A2             60,000   Western & Southern Financial Group Inc., 5.75%
                                                         due 7/15/2033 (a)                                                   54,229
                                                                                                                     --------------
                                                                                                                          3,262,162
===================================================================================================================================
Foreign Government     AAA       Aaa         2,240,000   Canadian Government Bond, 5.25% due 11/05/2008                   2,364,876
Obligations--2.2%      BBB+      A2            500,000   People's Republic of China, 7.30% due 12/15/2008                   557,714
                       BBB-      Baa1        1,025,000   Petroleos Mexicanos, 8.85% due 9/15/2007                         1,145,438
                       AA-       Aa2           445,000   Province of British Columbia, 4.625% due 10/03/2006                458,417
                       AA-       Aa2         1,120,000   Province of Manitoba, 5.50% due 10/01/2008                       1,182,159
                                                         Province of Ontario:
                       AA        Aa2         3,000,000         6% due 2/21/2006                                           3,147,537
                       AA        Aa2           840,000         5.50% due 10/01/2008                                         887,289
                       A+        A1          1,025,000   Province of Quebec, 7.50% due 9/15/2029                          1,239,515
                       AA-       NR*           603,000   Province of Saskatchewan, 8% due 7/15/2004                         603,929
                       AAA       Aaa         1,120,000   Republic of Finland, 5.875% due 2/27/2006                        1,177,091
                                                         Republic of Italy:
                       AA-       Aa2           900,000         5.25% due 4/05/2006                                          936,239
                       AA-       NR*         1,050,000         4.375% due 10/25/2006                                      1,076,713
                       AA-       Aa2         1,300,000         6.875% due 9/27/2023                                       1,469,644
                                                         United Mexican States:
                       BBB-      Baa2        2,320,000         9.875% due 2/01/2010                                       2,787,480
                       BBB-      Baa2          900,000         6.375% due 1/16/2013                                         898,200
                                                                                                                     --------------
                                                                                                                         19,932,241
===================================================================================================================================
Industrial--Consumer   BBB       Baa2           60,000   Albertson's, Inc., 7.50% due 2/15/2011                              67,614
Goods--1.2%                                              Anheuser-Busch Companies, Inc.:
                       A+        A1            160,000         5.95% due 1/15/2033                                          159,127
                       A+        A1            390,000         6% due 11/01/2041                                            382,557
                       A         A2            500,000   Brown-Forman Corporation, 3% due 3/15/2008                         483,195
                       A         A3            600,000   Campbell Soup Company, 4.875% due 10/01/2013                       582,796
                       BBB-      Baa3          600,000   Cia Brasileira de Bebida, 8.75% due 9/15/2013 (a)                  633,000
                       A         A2            960,000   Coca-Cola Enterprises Inc., 6.75% due 9/15/2028                  1,034,446
                                                         ConAgra Foods, Inc.:
                       BBB+      Baa1          200,000         7% due 10/01/2028                                            215,685
                       BBB+      Baa1          370,000         8.25% due 9/15/2030                                          451,988
                       A+        A2            140,000   Diageo Capital PLC, 3.50% due 11/19/2007                           138,381
                       BBB+      A3            500,000   The Dial Corporation, 6.50% due 9/15/2008                          538,564
                       A         A2            500,000   Fortune Brands, Inc., 2.875% due 12/01/2006                        494,723
                       BBB       Baa2          432,000   Kellogg Company, 6% due 4/01/2006                                  453,393
                       AA-       Aa2           294,000   Kimberly-Clark Corporation, 7.10% due 8/01/2007                    325,420
                       BBB+      A3            225,000   Kraft Foods Inc., 4.625% due 11/01/2006                            230,386


18       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount        Corporate Bonds                                                 Value
===================================================================================================================================
Industrial--Consumer                                     The Kroger Co.:
Goods (concluded)      BBB       Baa2      $   160,000         7.625% due 9/15/2006                                  $      173,435
                       BBB       Baa2           85,000         7.70% due 6/01/2029                                           95,668
                       BBB       Baa2          250,000         7.50% due 4/01/2031                                          276,695
                       BBB+      Baa1          500,000   Miller Brewing Company, 5.50% due 8/15/2013 (a)                    501,745
                       A-        A3            500,000   Nabisco, Inc., 6.375% due 2/01/2005                                509,154
                       A         A3            155,000   The Pepsi Bottling Group, Inc., 7% due 3/01/2029                   172,866
                       A+        Aa3            92,000   Pepsi Bottling Holdings, Inc., 5.625% due 2/17/2009 (a)             97,205
                       BBB       Baa3          390,000   SUPERVALU Inc., 7.50% due 5/15/2012                                437,230
                       BBB       Baa2          300,000   Safeway Inc., 6.15% due 3/01/2006                                  313,675
                       BBB       Baa2          290,000   Sappi Papier Holding AG, 6.75% due 6/15/2012 (a)                   309,467
                       A+        A3            520,000   Sara Lee Corporation, 6.25% due 9/15/2011                          562,067
                                                         Sealed Air Corporation:
                       BBB       Baa3          400,000         5.375% due 4/15/2008                                         413,655
                       BBB       Baa3          135,000         6.95% due 5/15/2009 (a)                                      147,373
                       BBB-      Baa2          700,000   Staples, Inc., 7.125% due 8/15/2007                                764,007
                                                                                                                     --------------
                                                                                                                         10,965,517
===================================================================================================================================
Industrial--                                             Anadarko Finance Company:
Energy--1.3%           BBB+      Baa1          390,000         6.75% due 5/01/2011                                          428,951
                       BBB+      Baa1           60,000         7.50% due 5/01/2031                                           68,316
                                                         Apache Corporation:
                       A-        A3            205,000         6.25% due 4/15/2012                                          222,965
                       A-        A3            190,000         7.625% due 7/01/2019                                         226,088
                       AA+       Aa1           390,000   Atlantic Richfield Company, 5.90% due 4/15/2009                    418,736
                       A-        A3            150,000   Atmos Energy Corporation, 5.125% due 1/15/2013                     145,052
                       BBB+      Baa1          330,000   Chevron Phillips Chemical Company LLC, 5.375%
                                                         due 6/15/2007                                                      343,634
                                                         ChevronTexaco Capital Company:
                       AA        Aa2           230,000         3.50% due 9/17/2007                                          229,736
                       AA        Aa2           165,000         3.375% due 2/15/2008                                         162,702
                       A         A2            125,000   Colonial Pipeline Company, 7.63% due 4/15/2032 (a)                 147,326
                                                         ConocoPhillips Company:
                       A-        A3            400,000         8.50% due 5/25/2005                                          420,541
                       A-        A3            870,000         4.75% due 10/15/2012                                         850,161
                                                         ConocoPhillips Holding Company:
                       A-        A3            570,000         6.35% due 4/15/2009                                          619,398
                       A-        A3            505,000         6.95% due 4/15/2029                                          555,978
                       BBB+      A3             75,000   Consolidated Natural Gas Company, 6.25% due 11/01/2011              79,798
                                                         Duke Energy Corporation:
                       A         A3            400,000         3.75% due 3/05/2008                                          394,476
                       BBB       Baa1          550,000         6.25% due 1/15/2012                                          572,828
                       BBB       Baa2          300,000   Halliburton Company, 2.41% due 1/26/2007 (a)(c)                    299,710
                       BBB+      Baa1          945,000   Kinder Morgan Energy Partners, LP, 6.75% due 3/15/2011           1,017,834
                       BBB       Baa2          475,000   Kinder Morgan, Inc., 6.50% due 9/01/2012                           503,269
                       A+        A1            350,000   Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                    347,296
                       A-        Baa1          100,000   Murphy Oil Corporation, 6.375% due 5/01/2012                       106,804
                       A-        A3            225,000   Nabors Industries Inc., 5.375% due 8/15/2012                       226,382
                       BBB       Baa3          480,000   NiSource Finance Corporation, 7.625% due 11/15/2005                509,184
                       BBB       Baa3          955,000   Ocean Energy, Inc., 7.25% due 10/01/2011                         1,053,634
                       BBB       Baa3          500,000   Panhandle Eastern Pipe Line Company, LLC, 2.75%
                                                         due 3/15/2007                                                      479,799
                       AA        Aa3           250,000   Texaco Capital Inc., 8.625% due 6/30/2010                          306,366
                       BBB       Baa3          300,000   Valero Energy Corporation, 6.875% due 4/15/2012                    326,212
                                                                                                                     --------------
                                                                                                                         11,063,176
===================================================================================================================================
Industrial--           A-        Baa1          340,000   Alcan Inc., 6.45% due 3/15/2011                                    367,672
Manufacturing--3.2%    A-        A2            150,000   Alcoa Inc., 6% due 1/15/2012                                       158,602
                       A+        A1            600,000   American Honda Finance Corporation, 1.87%
                                                         due 10/03/2005 (a)(c)                                              602,057
                       A-        Baa1          320,000   Baxter International Inc., 4.625% due 3/15/2015                    294,645
                       A         A3            225,000   Boeing Capital Corporation, 7.10% due 9/27/2005                    237,598
                       A         A2            265,000   Caterpillar Financial Services Corporation, 4.875%
                                                         due 6/15/2007                                                      274,022
                       BBB       Baa2          390,000   Centex Corporation, 7.875% due 2/01/2011                           441,027
                       A-        A3            450,000   Cooper Industries, Inc., 5.50% due 11/01/2009                      470,380


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        19

[LOGO] Merrill Lynch Investment Managers

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount        Corporate Bonds                                                 Value
===================================================================================================================================
Industrial--                                             DaimlerChrysler NA Holding Corporation:
Manufacturing          BBB       A3        $ 1,530,000         6.40% due 5/15/2006                                   $    1,610,319
(concluded)            BBB       A3            280,000         7.30% due 1/15/2012                                          305,608
                       BBB       A3            600,000         8.50% due 1/18/2031                                          689,356
                       A-        A3            720,000   Deere & Company, 7.85% due 5/15/2010                               839,280
                       BBB-      Baa2          555,000   Delphi Corporation, 6.55% due 6/15/2006                            583,377
                       BBB-      Baa3          270,000   Domtar Inc., 7.875% due 10/15/2011                                 302,916
                       A         A2            335,000   Emerson Electric Company, 7.875% due 6/01/2005                     350,243
                       BBB-      Baa1        2,705,000   Ford Motor Company, 7.45% due 7/16/2031                          2,578,460
                       BBB-      A3          1,410,000   Ford Motor Credit Company, 6.875% due 2/01/2006                  1,478,945
                       AAA       Aaa         2,205,000   General Electric Capital Corporation, 6.75%
                                                         due 3/15/2032                                                    2,370,408
                       AAA       Aaa           325,000   General Electric Company, 5% due 2/01/2013                         319,856
                                                         General Motors Acceptance Corporation:
                       BBB       A3            772,000         7.75% due 1/19/2010                                          838,063
                       BBB       A3            885,000         7% due 2/01/2012                                             909,787
                       BBB       A3          1,853,000         8% due 11/01/2031                                          1,898,560
                       BBB+      Baa1          355,000   Hanson Australia Funding Limited, 5.25% due 3/15/2013              343,973
                       A         A1            150,000   Harley-Davidson Funding Corp., 3.625% due 12/15/2008
                                                         (a)                                                                146,773
                       A         A2            515,000   Honeywell International Inc., 6.125% due 11/01/2011                552,548
                                                         International Business Machines Corporation:
                       A+        A1            395,000         6.45% due 8/01/2007                                          428,232
                       A+        A1            200,000         4.75% due 11/29/2012                                         195,658
                       A+        A1            450,000         5.875% due 11/29/2032                                        438,157
                       A         A2            400,000   Johnson Controls, Inc., 4.875% due 9/15/2013                       393,432
                       A-        A3            119,172   Kern River Funding Corporation, 4.893% due 4/30/2018
                                                         (a)                                                                115,495
                       BBB-      Baa3          200,000   Lennar Corporation, 5.95% due 3/01/2013                            201,635
                       BBB       Baa2          450,000   Lockheed Martin Corporation, 8.50% due 12/01/2029                  564,462
                       BBB-      Baa3          100,000   M.D.C. Holdings, Inc., 5.50% due 5/15/2013                          96,928
                       BBB       Baa2          325,000   Martin Marietta Technologies, Inc., 7.375%
                                                         due 4/15/2013                                                      367,907
                       BBB+      Baa1           45,000   Masco Corporation, 6.50% due 8/15/2032                              45,816
                                                         Newell Rubbermaid, Inc.:
                       BBB+      Baa2          250,000         4.625% due 12/15/2009                                        247,815
                       BBB+      Baa2          300,000         4% due 5/01/2010                                             284,776
                       AA        Aa3           385,000   Pitney Bowes Inc., 4.75% due 5/15/2018                             353,023
                       BBB-      Baa3          110,000   Pulte Corporation, 7.875% due 8/01/2011                            124,425
                                                         Raytheon Company:
                       BBB-      Baa3           35,000         6.15% due 11/01/2008                                          37,335
                       BBB-      Baa3        1,300,000         8.30% due 3/01/2010                                        1,524,904
                       BBB-      Baa3          350,000         6.75% due 3/15/2018                                          373,281
                       A         A2            150,000   Rockwell Collins, Inc., 4.75% due 12/01/2013                       145,023
                       A         A2             75,000   The Stanley Works, 4.90% due 11/01/2012                             73,491
                       A-        A3            870,000   Textron Financial Corporation, 2.75% due 6/01/2006                 862,584
                       NR*       Ba1           400,000   The Timken Company, 6.75% due 8/21/2006                            417,342
                       BBB-      Baa3          325,000   Toll Brothers, Inc., 6.875% due 11/15/2012                         346,965
                                                         Tyco International Group SA:
                       BBB       Baa3          300,000         6.125% due 1/15/2009                                         319,665
                       BBB       Baa3          600,000         6% due 11/15/2013                                            616,807
                       BBB       Baa2          830,000   Weyerhaeuser Company, 5.95% due 11/01/2008                         876,033
                                                                                                                     --------------
                                                                                                                         28,415,666
===================================================================================================================================
Industrial--           AA        A1            441,000   Abbott Laboratories, 5.625% due 7/01/2006                          462,890
Other--2.1%            A+        A1            285,000   Archer-Daniels-Midland Company, 5.935% due 10/01/2032              277,550
                       AA+       Aa2           560,000   AstraZeneca PLC, 5.40% due 6/01/2014                               566,521
                       BBB       Baa2          200,000   BRE Properties, Inc., 5.95% due 3/15/2007                          210,621
                       A-        Baa1          625,000   Boston Scientific Corporation, 5.45% due 6/15/2014                 628,812
                       BBB+      Baa2        1,205,000   Burlington Northern Santa Fe Corporation, 6.75%
                                                         due 7/15/2011                                                    1,325,111
                       BBB       Baa2          490,000   CSX Corporation, 6.75% due 3/15/2011                               531,488
                       BBB       Baa2          650,000   Centerpoint Properties, 4.75% due 8/01/2010                        642,967


20       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount        Corporate Bonds                                                 Value
===================================================================================================================================
Industrial--                                             Continental Airlines, Inc.:
Other (concluded)      AAA       Aaa       $ 1,140,000         6.563% due 8/15/2013                                  $    1,185,606
                       BBB       Ba3           250,000         7.875% due 7/02/2018                                         234,917
                       A-        A3            480,000   The Dow Chemical Company, 5.75% due 11/15/2009                     500,906
                       AA        Aa3           290,000   Eli Lilly and Company, 7.125% due 6/01/2025                        331,888
                       A         A2            540,000   General Dynamics Corporation, 3% due 5/15/2008                     521,340
                       BBB       Baa2          400,000   HRPT Properties Trust, 5.75% due 2/15/2014                         391,601
                       BBB-      Baa3          400,000   Harrah's Operating Company, Inc., 5.50% due 7/01/2010
                                                         (a)                                                                402,003
                       BBB       Baa2          500,000   Harris Corporation, 6.35% due 2/01/2028                            524,763
                       BBB+      Baa2          350,000   Health Care Property Investors, Inc., 6.45%
                                                         due 6/25/2012                                                      375,183
                       BBB       Baa3          700,000   ICI North America, Inc., 8.875% due 11/15/2006                     776,586
                       A-        Baa2          550,000   Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                      510,600
                       AAA       Aaa         2,500,000   J. Paul Getty Trust, 5.875% due 10/01/2033                       2,445,928
                       BBB       Baa2          235,000   New Plan Excel Realty Trust, 5.875% due 6/15/2007                  248,339
                                                         Norfolk Southern Corporation:
                       BBB       Baa1          675,000         6.75% due 2/15/2011                                          738,323
                       BBB       Baa1          220,000         7.25% due 2/15/2031                                          241,441
                       BBB       Baa3          587,000   Northrop Grumman Corporation, 7.125% due 2/15/2011                 659,652
                       AAA       Aaa           420,000   Pfizer, Inc., 5.625% due 2/01/2006                                 438,415
                                                         Praxair, Inc.:
                       A-        A3            235,000         6.50% due 3/01/2008                                          256,089
                       A-        A3            135,000         6.375% due 4/01/2012                                         146,806
                       A-        A3             70,000         3.95% due 6/01/2013                                           63,836
                       BBB-      Baa3          565,000   Rock-Tenn Company, 5.625% due 3/15/2013                            555,626
                       A         Baa1          400,000   Southwest Airlines Co., 8% due 3/01/2005                           412,672
                       BBB       Baa2        1,080,000   Union Pacific Corporation, 5.75% due 10/15/2007                  1,136,096
                       A         A2            455,000   United Technology Corporation, 6.35% due 3/01/2011                 494,186
                                                                                                                     --------------
                                                                                                                         18,238,762
===================================================================================================================================
Industrial--           BBB-      Baa3          600,000   ARAMARK Services, Inc., 6.375% due 2/15/2008                       637,304
Services--2.8%         BBB+      Baa2          350,000   Berkley (WR) Corporation, 5.125% due 9/30/2010                     349,369
                       BBB-      Baa3          255,000   British Sky Broadcasting Group PLC ("BSkyB"), 8.20%
                                                         due 7/15/2009                                                      293,803
                                                         Carnival Corporation:
                       A-        A3            380,000         3.75% due 11/15/2007                                         375,702
                       A-        A3            225,000         6.15% due 4/15/2008                                          239,490
                       BBB+      Baa2          600,000   Celulosa Arauco y Constitucion SA, 5.125% due 7/09/2013            563,192
                       BBB       Baa1          815,000   Cendant Corporation, 6.875% due 8/15/2006                          870,829
                       BB+       Ba3           275,000   Citizens Communications Company, 7.625% due 8/15/2008              283,887
                       BBB-      Baa3          100,000   Clear Channel Communications, Inc., 7.25%
                                                         due 10/15/2027                                                     106,743
                       BBB       Baa3          450,000   Comcast Cable Communications, Inc., 8.875%
                                                         due 5/01/2017                                                      548,708
                                                         Comcast Corporation:
                       BBB       Baa3          550,000         5.85% due 1/15/2010                                          573,907
                       BBB       Baa3          685,000         7.05% due 3/15/2033                                          709,574
                       BBB       Baa2          350,000   Cox Communications, Inc., 7.125% due 10/01/2012                    383,583
                                                         Federated Department Stores, Inc.:
                       BBB+      Baa1           25,000         6.625% due 9/01/2008                                          27,049
                       BBB+      Baa1          135,000         6.30% due 4/01/2009                                          144,537
                       BBB+      Baa1          270,000         6.625% due 4/01/2011                                         292,673
                       A+        A1            435,000   First Data Corporation, 6.375% due 12/15/2007                      473,138
                       BBB+      Baa2          470,000   Fiserv, Inc., 4% due 4/15/2008                                     466,371
                       A         A2            375,000   Gannett Co., Inc., 5.50% due 4/01/2007                             394,580
                       A-        A3            610,000   Hewlett-Packard Company, 3.625% due 3/15/2008                      602,668
                       BBB-      Baa3          715,000   InterActiveCorp, 7% due 1/15/2013                                  771,057
                       A-        A3            235,000   Kohl's Corporation, 6.30% due 3/01/2011                            252,870
                                                         Liberty Media Corporation:
                       BBB-      Baa3          810,000         7.875% due 7/15/2009                                         910,847
                       BBB-      Baa3          330,000         5.70% due 5/15/2013                                          325,090
                       BBB+      Baa1          450,000   Limited Brands, Inc., 6.125% due 12/01/2012                        471,777


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        21

[LOGO] Merrill Lynch Investment Managers

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount       Corporate Bonds                                                  Value
===================================================================================================================================
Industrial--                                             Lowe's Companies, Inc.:
Services (concluded)   A         A2        $   250,000         6.875% due 2/15/2028                                  $      273,427
                       A         A2             65,000         6.50% due 3/15/2029                                           68,203
                       BBB       Ba1           360,000   Manor Care, Inc., 6.25% due 5/01/2013                              366,750
                                                         News America Incorporated:
                       BBB-      Baa3          550,000         7.25% due 5/18/2018                                          606,490
                       BBB-      Baa3          340,000         7.28% due 6/30/2028                                          368,075
                       BBB-      Baa3          300,000   Norske Skog Industrier ASA, 6.125% due 10/15/2015 (a)              295,844
                       BBB+      Baa3          300,000   RLI Corp., 5.95% due 1/15/2014                                     292,577
                       A-        A3          1,700,000   Reed Elsevier Capital Inc., 6.125% due 8/01/2006                 1,792,898
                       A-        A3             80,000   Science Applications International Corp., 5.50%
                                                         due 7/01/2033                                                       70,943
                       BBB+      Baa2          500,000   Sungard Data Systems Inc., 4.875% due 1/15/2014                    474,574
                                                         Target Corporation:
                       A+        A2            888,000         10% due 1/01/2011                                          1,130,455
                       A+        A2            100,000         6.75% due 1/01/2028                                          107,402
                       BBB       Baa3          200,000   Tele-Communications Inc., 9.80% due 2/01/2012                      250,740
                                                         The Thomson Corporation:
                       A-        A3            345,000         5.75% due 2/01/2008                                          364,076
                       A-        A3            325,000         4.25% due 8/15/2009                                          320,747
                                                         Time Warner Companies, Inc.:
                       BBB+      Baa1        1,020,000         7.75% due 6/15/2005                                        1,062,509
                       BBB+      Baa1          352,000         6.875% due 6/15/2018                                         367,681
                                                         Time Warner Inc.:
                       BBB+      Baa1        1,510,000         6.875% due 5/01/2012                                       1,631,695
                       BBB+      Baa1          400,000         7.70% due 5/01/2032                                          436,968
                       AAA       Aaa            90,000   United Parcel Service, Inc., 8.375% due 4/01/2020                  114,782
                       BBB-      Baa3          500,000   Univision Communications Inc., 7.85% due 7/15/2011                 576,602
                       A-        A3            510,000   Viacom, Inc., 7.75% due 6/01/2005                                  534,087
                       AA        Aa2           510,000   Wal-Mart Stores, Inc., 6.875% due 8/10/2009                        568,683
                       BBB       Baa3        1,250,000   Waste Management, Inc., 7.375% due 8/01/2010                     1,404,414
                       A         Baa1          600,000   Wyeth, 5.50% due 2/01/2014                                         573,308
                                                                                                                     --------------
                                                                                                                         25,122,678
===================================================================================================================================
Utilities--            A         A2            315,000   ALLTEL Corporation, 7% due 7/01/2012                               346,978
Communications--1.8%   BBB       Baa2          450,000   AT&T Corporation, 8.05% due 11/15/2011                             462,026
                       BBB       Baa2          825,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031                1,005,814
                       A+        A1            900,000   Ameritech Capital Funding Corporation, 6.45%
                                                         due 1/15/2018                                                      935,990
                       A+        A1            514,000   BellSouth Corporation, 6% due 10/15/2011                           540,279
                       A-        Baa1          970,000   British Telecommunications PLC, 8.375% due 12/15/2010            1,132,781
                       BBB+      Baa2          400,000   CenturyTel, Inc., 7.875% due 8/15/2012                             443,042
                                                         Deutsche Telekom International Finance BV:
                       BBB+      Baa2        1,565,000         8.25% due 6/15/2005                                        1,645,483
                       BBB+      Baa2          510,000         8.50% due 6/15/2010                                          595,965
                       BBB+      Baa2          450,000         8.75% due 6/15/2030                                          547,711
                                                         France Telecom:
                       BBB+      Baa2          700,000         8.75% due 3/01/2011                                          811,175
                       BBB+      Baa2          650,000         9.50% due 3/01/2031                                          815,763
                                                         GTE Corporation:
                       A+        A3          1,100,000         6.84% due 4/15/2018                                        1,160,570
                       A+        A3            255,000         6.94% due 4/15/2028                                          260,234
                       A-        Baa1          790,000   Koninklijke (KPN) NV, 8% due 10/01/2010                            914,719
                                                         Sprint Capital Corporation:
                       BBB-      Baa3        1,091,000         8.375% due 3/15/2012                                       1,253,918
                       BBB-      Baa3          600,000         6.90% due 5/01/2019                                          603,574
                       BBB+      Baa2          750,000   Telecom Italia Capital SA, 5.25% due 11/15/2013 (a)                725,885
                                                         Verizon Global Funding Corporation:
                       A+        A2            700,000         6.75% due 12/01/2005                                         737,771
                       A+        A2            765,000         7.375% due 9/01/2012                                         860,446
                       A+        Baa2           85,000   Verizon New York Inc., 6.875% due 4/01/2012                         91,130
                       A+        A3             80,000   Verizon Wireless Capital LLC, 5.375% due 12/15/2006                 83,403
                                                                                                                     --------------
                                                                                                                         15,974,657


22       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount        Corporate Bonds                                                 Value
===================================================================================================================================
Utilities--            BBB+      Baa1      $   200,000   AGL Capital Corporation, 4.45% due 4/15/2013                $      185,785
Gas & Electric--1.4%   A-        Baa2          270,000   AmerenEnergy Generating Company, 7.95% due 6/01/2032               315,636
                       A-        A1            277,000   AmerenUE, 5.25% due 9/01/2012                                      279,044
                       A         A2            300,000   Australian Gas Light Company, 5.30% due 9/25/2015 (a)              293,845
                       BBB+      A2            605,000   Baltimore Gas and Electric Company, 5.20% due 6/15/2033            519,452
                       BBB       Baa1          115,000   Cincinnati Gas & Electric Company, 5.70% due 9/15/2012             117,578
                       BBB+      Baa1          500,000   Commonwealth Edison Company, 6.95% due 7/15/2018                   550,258
                       BBB       Baa2          135,000   Conectiv, 5.30% due 6/01/2005                                      137,645
                       A         A1            550,000   Consolidated Edison Company of New York, Inc., 5.10%
                                                         due 6/15/2033                                                      474,724
                       BBB-      Baa3          495,000   Consumers Energy Company, 4.25% due 4/15/2008                      490,566
                                                         Dominion Resources, Inc.:
                       BBB+      Baa1          541,000         8.125% due 6/15/2010                                         624,315
                       BBB+      Baa1          185,000         6.30% due 3/15/2033                                          175,735
                       BBB+      Baa2          725,000   Entergy Mississippi, Inc., 5.15% due 2/01/2013                     707,046
                       BBB+      Baa2          120,000   Exelon Corporation, 6.75% due 5/01/2011                            130,503
                       A-        A2            170,000   FPL Group Capital Inc., 7.625% due 9/15/2006                       185,343
                       A         Aa3           170,000   Florida Power & Light Company, 6.875% due 12/01/2005               179,763
                       A         A2            160,000   Georgia Power Company, 5.125% due 11/15/2012                       160,076
                       BBB-      Baa3          510,000   MidAmerican Energy Holdings Company, 5.875%
                                                         due 10/01/2012                                                     517,858
                       BBB       Baa2          200,000   New York State Electric and Gas Corporation, 5.75%
                                                         due 5/01/2023                                                      186,204
                       BBB       A3            200,000   Ohio Power Company, 6.60% due 2/15/2033                            204,299
                       BBB       Baa1          530,000   Oncor Electric Delivery Company, 6.375% due 5/01/2012              567,193
                       BBB       Baa2          200,000   Pepco Holdings, Inc., 4% due 5/15/2010                             185,981
                       BBB-      Baa2          635,000   Progress Energy, Inc., 7.10% due 3/01/2011                         695,827
                       BBB       Baa2          350,000   Public Service Company of New Mexico, 4.40%
                                                         due 9/15/2008                                                      348,921
                       A-        A3            745,000   Public Service Electric and Gas Company, 5.125%
                                                         due 9/01/2012                                                      743,868
                       A         A1            170,000   South Carolina Electric & Gas Company, 6.70%
                                                         due 2/01/2011                                                      187,636
                       BB        Baa2        1,150,000   Southern California Edison Company, 8% due 2/15/2007             1,270,362
                       A+        A1            385,000   Southern California Gas Company, 4.80% due 10/01/2012              377,611
                       BBB+      Baa1          590,000   Southern Power Company, 6.25% due 7/15/2012                        619,676
                       BBB       Baa2          150,000   TGT Pipeline, LLC, 5.20% due 6/01/2018                             135,890
                       BBB+      Baa1          300,000   Texas Gas Transmission, LLC, 4.60% due 6/01/2015                   276,442
                       A-        A1            280,000   Wisconsin Electric Power Company, 5.625% due 5/15/2033             261,520
                                                                                                                     --------------
                                                                                                                         12,106,602
===================================================================================================================================
Yankee--                                                 BHP Billiton Finance (USA) Limited:
Corporate--1.7%        A+        A2            105,000         4.80% due 4/15/2013                                          102,082
                       A+        A2            365,000         6.42% due 3/01/2026                                          378,272
                       A-        Baa3          730,000   Brascan Corporation, 5.75% due 3/01/2010                           750,793
                       BBB+      Baa1          730,000   Burlington Resources Finance Company, 6.50%
                                                         due 12/01/2011                                                     797,467
                       BBB+      Baa1          500,000   Canadian National Railway Company, 6.375%
                                                         due 10/15/2011                                                     540,597
                       A         A2            535,000   Corporacion Andina de Fomento, 6.875% due 3/15/2012                575,128
                       A         A2            120,000   Corporacion Nacional del Cobre de Chile (Codelco),
                                                         6.375% due 11/30/2012 (a)                                          127,005
                       A-        Baa2          250,000   EnCana Corporation, 4.75% due 10/15/2013                           236,378
                       A+        A1          1,160,000   Hydro-Quebec, 8.875% due 3/01/2026                               1,579,744
                       BBB-      Baa3          300,000   Inco Limited, 7.75% due 5/15/2012                                  341,220


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        23

[LOGO] Merrill Lynch Investment Managers

                       Master Aggregate Bond Index Series      (in U.S. dollars)

                       S&P       Moody's   Face
Industry+              Ratings   Ratings   Amount        Corporate Bonds                                                 Value
===================================================================================================================================
Yankee--Corporate                                        Inter-American Development Bank:
(concluded)            AAA       Aaa       $   975,000         5.75% due 2/26/2008                                   $    1,043,924
                       AAA       NR*         1,000,000         6.80% due 10/15/2025                                       1,127,865
                       AAA       Aaa           250,000   International Bank for Reconstruction and Development,
                                                         3.50% due 10/22/2004                                               251,379
                       AAA       Aaa           530,000   KFW International Finance, Inc., 4.75% due 1/24/2007               551,521
                       A-        A3            610,000   Korea Development Bank, 4.25% due 11/13/2007                       605,872
                       A+        A1            570,000   National Australia Bank Limited, 8.60% due 5/19/2010               673,368
                       BBB       Baa2          500,000   Nexen Inc., 5.05% due 11/20/2013                                   479,526
                       BBB-      Baa3        1,165,000   Noranda Inc., 7% due 7/15/2005                                   1,196,666
                       A         A2            950,000   Norsk Hydro ASA, 6.36% due 1/15/2009                             1,024,462
                                                         Pemex Project Funding Master Trust:
                       BBB-      Baa1          805,000         9.125% due 10/13/2010                                        921,725
                       BBB-      Baa1           40,000         8.625% due 2/01/2022                                          41,600
                       BBB+      Baa2          345,000   Potash Corporation of Saskatchewan, Inc., 7.75%
                                                         due 5/31/2011                                                      395,500
                       A         A1            200,000   Santander Central Hispano Issuances Ltd., 7.625%
                                                         due 9/14/2010                                                      228,394
                       A+        A1            565,000   Unilever Capital Corporation, 7.125% due 11/01/2010                639,176
                                                         Vodafone Group PLC:
                       A         A2            530,000         7.75% due 2/15/2010                                          607,695
                       A         A2            185,000         7.875% due 2/15/2030                                         220,075
                                                                                                                     --------------
                                                                                                                         15,437,434
                       ------------------------------------------------------------------------------------------------------------
                                                         Total Corporate Bonds (Cost--$212,348,844)--24.4%              216,331,785
                       ============================================================================================================

                                                         Capital Trusts
===================================================================================================================================
Banking--0.0%          A+        Aa3           250,000   HBOS PLC, 5.375% (a)(b)(c)                                         240,928
===================================================================================================================================
Yankee--               BBB-      Baa1           75,000   Pemex Project Funding Master Trust, 7.375%
Corporate--0.0%                                          due 12/15/2014                                                      76,500
                       ------------------------------------------------------------------------------------------------------------
                                                         Total Capital Trusts (Cost--$327,379)--0.0%                        317,428
                       ============================================================================================================

State                                                    Municipal Bonds
===================================================================================================================================
Illinois--0.1%         AA        Aaa           700,000   Illinois State, GO, 5.10% due 6/01/2033                            621,082
===================================================================================================================================
Texas--0.0%            NR*       A1            250,000   Harris County, Texas, Industrial Development
                                                         Corporation, Solid Waste Disposal Revenue (Deer Park
                                                         Refining LP), 5.683% due 3/01/2023 (c)                             250,013
                       ------------------------------------------------------------------------------------------------------------
                                                         Total Municipal Bonds (Cost--$884,593)--0.1%                       871,095
                       ============================================================================================================


24       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Schedule of Investments (concluded)
                       Master Aggregate Bond Index Series      (in U.S. dollars)

                                           Face
                                           Amount           Short-Term Investments                                       Value
===================================================================================================================================
Commercial Paper***                        $   40,000,000   Old Line Funding Corporation, 1.15% due 7/15/2004        $   39,982,111
===================================================================================================================================
Repurchase Agreements                          96,800,000   Morgan Stanley & Co., Inc., purchased on 6/30/2004
                                                            to yield 1.45% to 7/01/2004, by Federal National
                                                            Mortgage Association, 5.50% due 5/01/2034                    96,800,000
                       ============================================================================================================

                                           Shares
                                           Held
===================================================================================================================================
                                               47,449,625   Merrill Lynch Premier Institutional Fund (e)(f)              47,449,625
                       ------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Investments
                                                            (Cost--$184,231,736)--20.8%                                 184,231,736
===================================================================================================================================
                       Total Investments (Cost--$1,055,985,448)--119.6%                                               1,061,405,838

                       Liabilities in Excess of Other Assets--(19.6%)                                                  (174,214,843)
                                                                                                                     --------------
                       Net Assets--100.0%                                                                            $  887,190,995
                                                                                                                     ==============


+ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
*     Not Rated.
** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   The security is a perpetual bond and has no definite maturity date.
(c)   Floating rate note.
(d)   Collateralized Mortgage Obligation.
(e) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                                    --        $ 5,250

      Merrill Lynch Premier
       Institutional Fund                            (78,687,375)       $94,125
      --------------------------------------------------------------------------

(f)   Security was purchased with the cash proceeds from securities loans.

      Swap contracts outstanding as of June 30, 2004 were as follows:

      --------------------------------------------------------------------------
                                                        Notional     Unrealized
                                                         Amount     Appreciation
      --------------------------------------------------------------------------
      Receive a variable return equal to
      Lehman Brothers CMBS Investment
      Grade Index Total Return and pay a
      floating rate based on 1-month USD
      LIBOR, minus .60%

      Broker, Morgan Stanley Capital
      Services Inc.
      Expires September 2004                           $24,000,000           --
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        25

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities           Master Aggregate Bond Index Series

As of June 30, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $46,399,042) (identified
                        cost--$1,008,535,823) ...........................................                     $1,013,956,213
                       Investments in affiliated securities, at value (identified
                        cost--$47,449,625) ..............................................                         47,449,625
                       Cash .............................................................                             70,656
                       Receivables:
                          Securities sold ...............................................    $  19,064,530
                          Interest ......................................................        8,564,236
                          Contributions .................................................          584,220
                          Securities lending--net .......................................           14,846
                          Paydowns ......................................................           12,407        28,240,239
                                                                                             -------------
                       Prepaid expenses and other assets ................................                             65,584
                                                                                                              --------------
                       Total assets .....................................................                      1,089,782,317
                                                                                                              --------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ........................                         47,449,625
                       Payables:
                          Securities purchased ..........................................      154,818,783
                          Withdrawals ...................................................          295,449
                          Swaps .........................................................           10,262
                          Other affiliates ..............................................            9,077
                          Investment adviser ............................................              724       155,134,295
                                                                                             -------------
                       Accrued expenses and other liabilities ...........................                              7,402
                                                                                                              --------------
                       Total liabilities ................................................                        202,591,322
                                                                                                              --------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                     $  887,190,995
                                                                                                              --------------
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ...............................................                     $  881,770,605
                       Unrealized appreciation on investments--net ......................                          5,420,390
                                                                                                              --------------
                       Net Assets .......................................................                     $  887,190,995
                                                                                                              ==============

      See Notes to Financial Statements.


26       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Statement of Operations                       Master Aggregate Bond Index Series

For the Six Months Ended June 30, 2004
============================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------
                       Interest .........................................................                      $  18,439,671
                       Securities lending--net ..........................................                             99,375
                                                                                                               -------------
                       Total income .....................................................                         18,539,046
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Professional fees ................................................    $      69,990
                       Accounting services ..............................................           66,491
                       Custodian fees ...................................................           43,624
                       Investment advisory fees .........................................           43,476
                       Pricing fees .....................................................           11,331
                       Trustees' fees and expenses ......................................            4,566
                       Printing and shareholder reports .................................            1,543
                       Other ............................................................            9,607
                                                                                             -------------
                       Total expenses ...................................................                            250,628
                                                                                                               -------------
                       Investment income--net ...........................................                         18,288,418
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Loss on Investments--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized loss from investments--net ..............................                           (167,969)
                       Change in unrealized appreciation on investments--net ............                        (16,197,199)
                                                                                                               -------------
                       Total realized and unrealized loss on investments--net ...........                        (16,365,168)
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $   1,923,250
                                                                                                               =============

      See Notes to Financial Statements.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        27

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets           Master Aggregate Bond Index Series

                                                                                               For the Six       For the
                                                                                              Months Ended      Year Ended
                                                                                                June 30,       December 31,
Increase in Net Assets:                                                                           2004             2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...........................................    $  18,288,418     $  33,979,325
                       Realized gain (loss) on investments--net .........................         (167,969)        2,279,499
                       Change in unrealized appreciation on investments--net ............      (16,197,199)       (5,378,419)
                                                                                             -------------------------------
                       Net increase in net assets resulting from operations .............        1,923,250        30,880,405
                                                                                             -------------------------------
============================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ......................................      193,139,956       357,719,192
                       Fair value of withdrawals ........................................     (190,899,096)     (222,140,755)
                                                                                             -------------------------------
                       Net increase in net assets derived from capital transactions .....        2,240,860       135,578,437
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .....................................        4,164,110       166,458,842
                       Beginning of period ..............................................      883,026,885       716,568,043
                                                                                             -------------------------------
                       End of period ....................................................    $ 887,190,995     $ 883,026,885
                                                                                             ===============================

      See Notes to Financial Statements.

Financial Highlights                          Master Aggregate Bond Index Series

                                                                      For the Six                 For the Year Ended
                                                                      Months Ended                    December 31,
The following ratios have been derived                                  June 30,    -----------------------------------------------
from information provided in the financial statements.                    2004         2003         2002         2001         2000
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ...................         .19%+        3.92%       10.13%        8.07%          --
                                                                      =============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ..................................         .06%*         .06%         .08%         .13%         .14%
                                                                      =============================================================
                       Investment income--net ....................        4.20%*        4.22%        5.37%        5.93%        6.62%
                                                                      =============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..    $887,191      $883,027     $716,568     $466,151     $308,345
                                                                      =============================================================
                       Portfolio turnover ........................       67.04%       136.76%      112.18%      144.23%       43.24%
                                                                      =============================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregate total investment return.

      See Notes to Financial Statements.


28       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Notes to Financial Statements   Master Aggregate Bond Index Series

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of the Trustees of the Trust. Long positions in securities traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of the Trustees of the Trust. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The value of such securities used in computing the net assets of the Series is determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Repurchase agreements -- The Series may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        29

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)     Master Aggregate Bond Index Series

(c) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Swaps -- The Series may enter into swap agreements, which are over-the-counter contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

(f) Dollar rolls -- The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(g) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investments, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market


30       MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004

Notes to Financial Statements (concluded)     Master Aggregate Bond Index Series

value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of June 30, 2004, the Series lent securities with a value of $2,621,276 to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2004, MLIM, LLC received $41,945 in securities lending agent fees.

For the six months ended June 30, 2004, the Series reimbursed FAM $9,444 for certain accounting services.

Merrill Lynch Trust Company, a wholly-owned subsidiary of ML & Co., is the Series' custodian.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $603,136,913 and $571,610,969, respectively.

Net realized gains(losses) for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                    Realized         Unrealized
                                                 Gains (Losses)     Appreciation
--------------------------------------------------------------------------------
Long-term investments ...................         $   11,146          $5,420,390
Short sales .............................            (33,853)                 --
Financial futures contracts .............             11,802                  --
Swaps ...................................           (157,064)                 --
                                                  ------------------------------
Total ...................................         $ (167,969)         $5,420,390
                                                  ==============================

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $4,765,209, of which $12,078,546 related to appreciated securities and $7,313,337 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $1,056,640,629.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.


         MERRILL LYNCH AGGREGATE BOND INDEX FUND         JUNE 30, 2004        31

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #Index 1 -- 6/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

      By: /s/ Terry K. Glenn
          -------------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

      Date: August 13, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          -------------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

      Date: August 13, 2004


      By: /s/ Donald C. Burke
          -------------------------
          Donald C. Burke,
          Chief Financial Officer of
          Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

      Date: August 13, 2004